Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Types of discretionary contributions provided under profit sharing plan	2
Number of shares acquired by ESOP post corporate reorganization	6,846,728
Shares Held In Employee Stock Ownership Plan, Allocated	551,991
ESOP employer cash payments used for debt service	$ 2,600,000	$ 1,400,000	$ 1,100,000
Compensation expense related to the ESOP	6,406,000	6,022,000	6,481,000
Compensation expense related to the ESOP including dividends	6,700,000	8,700,000
Portion of compensation expense related to the ESOP attributable to changes in Company stock price	3,400,000	3,300,000	4,500,000
Dividends on unallocated ESOP shares in excess of debt service payments	325,000	2,700,000	0
Minimum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Period of service required for plan eligibility	1 year
Employee age required for plan eligibility, years	21
Number of hours required for plan eligibility	1,000
Percentage of ESOP shares participant may diversify once age requirement is met	25.00%
Required age of participant in order to diversify ESOP shares, years	50
IPO [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number shares acquired by ESOP trust	3,024,574
Fixed interest rate on ESOP loan	5.80%
Number of payments remaining on ESOP loan	1
Principal and interest amount due annually on ESOP loan	3,000,000	3,000,000	3,000,000
ESOP principal payment amount	2,700,000	2,500,000	2,400,000
ESOP interest payment amount	319,000	465,000	604,000
Corporate Reorganization [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number shares acquired by ESOP trust	4,726,000
Fixed interest rate on ESOP loan	3.25%
ESOP interest payment amount	1,500,000
Term of ESOP loan, years	30
Number of interest-only payments initially required for ESOP loan	3
ESOP loan maturity date	Sep. 30, 2040
Profit Sharing Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of employee matching contribution under profit sharing plan	50.00%
Total Bank contributions	105,000	105,000	101,000
Discretionary Contribution Type II [Member] | Minimum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of contribution under profit sharing plan	0.00%
Discretionary Contribution Type I [Member] | Minimum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of contribution under profit sharing plan	0.00%
Forecast [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares Held In Employee Stock Ownership Plan, Committed-to-be-Released	551,990
Forecast [Member] | Corporate Reorganization [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Principal and interest amount due annually on ESOP loan	2,700,000
ESOP interest payment amount	$ 1,500,000